Restructuring and related expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
Restructuring and related expenses
Period of substantially completed cost take-out program (in years)	2
Restructuring and Related Cost
Costs incurred	$ (164)	$ (213)	$ (516)
Cumulative costs incurred to date				836
Restructuring and related expense		213	516
Employee severance costs
Restructuring and Related Cost
Costs incurred	83
Cumulative costs incurred to date				536
Restructuring and related expense		95	342
Contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred	53
Cumulative costs incurred to date				230
Restructuring and related expense		98	129
Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred	28
Cumulative costs incurred to date				70
Restructuring and related expense		20	45
Total cost of sales
Restructuring and Related Cost
Cumulative costs incurred to date				475
Restructuring and related expense		110	293
Selling, general and administrative expenses:
Restructuring and Related Cost
Cumulative costs incurred to date				143
Restructuring and related expense		36	75
Other income (expense), net.
Restructuring and Related Cost
Cumulative costs incurred to date				218
Restructuring and related expense		67	148
Power Products
Restructuring and Related Cost
Costs incurred	(70)	(44)	(77)
Cumulative costs incurred to date		122
Power Systems
Restructuring and Related Cost
Costs incurred	(54)	(48)	(90)
Cumulative costs incurred to date		139
Discrete Automation and Motion
Restructuring and Related Cost
Costs incurred	(10)	(35)	(154)
Cumulative costs incurred to date		256
Low Voltage Products
Restructuring and Related Cost
Costs incurred	(20)	(36)	(67)
Cumulative costs incurred to date		114
Process Automation
Restructuring and Related Cost
Costs incurred	(8)	(44)	(114)
Cumulative costs incurred to date		183
Corporate and Other
Restructuring and Related Cost
Cumulative costs incurred to date		$ 22